Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Baird Ultra Short Bond Fund | Institutional Class
Prospectus:
Trading Symbol	BUBIX
Baird Ultra Short Bond Fund | Investor Class
Prospectus:
Trading Symbol	BUBSX
Baird Short-Term Bond Fund | Institutional
Prospectus:
Trading Symbol	BSBIX
Baird Short-Term Bond Fund | Investor Class
Prospectus:
Trading Symbol	BSBSX
Baird Intermediate Bond Fund | Institutional
Prospectus:
Trading Symbol	BIMIX
Baird Intermediate Bond Fund | Investor
Prospectus:
Trading Symbol	BIMSX
Baird Aggregate Bond Fund | Institutional
Prospectus:
Trading Symbol	BAGIX
Baird Aggregate Bond Fund | Investor
Prospectus:
Trading Symbol	BAGSX
Baird Core Plus Bond Fund | Institutional
Prospectus:
Trading Symbol	BCOIX
Baird Core Plus Bond Fund | Investor
Prospectus:
Trading Symbol	BCOSX
Baird Short-Term Municipal Bond Fund | Institutional Class
Prospectus:
Trading Symbol	BTMIX
Baird Short-Term Municipal Bond Fund | Investor Class
Prospectus:
Trading Symbol	BTMSX
Baird Quality Intermediate Municipal Bond Fund | Institutional
Prospectus:
Trading Symbol	BMBIX
Baird Quality Intermediate Municipal Bond Fund | Investor
Prospectus:
Trading Symbol	BMBSX
Baird Core Intermediate Municipal Bond Fund | Institutional Class
Prospectus:
Trading Symbol	BMNIX
Baird Core Intermediate Municipal Bond Fund | Investor Class
Prospectus:
Trading Symbol	BMNSX
Baird LargeCap Fund | Institutional
Prospectus:
Trading Symbol	BHGIX
Baird LargeCap Fund | Investor
Prospectus:
Trading Symbol	BHGSX
Baird MidCap Fund | Institutional
Prospectus:
Trading Symbol	BMDIX
Baird MidCap Fund | Investor
Prospectus:
Trading Symbol	BMDSX
Baird Small/Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	BMVSX
Baird Small/Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	BMVIX
Baird SmallCap Value Fund | Investor Class
Prospectus:
Trading Symbol	BSVSX
Baird SmallCap Value Fund | Institutional Class
Prospectus:
Trading Symbol	BSVIX
Chautauqua International Growth Fund | Investor Class
Prospectus:
Trading Symbol	CCWSX
Chautauqua International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CCWIX
Chautauqua Global Growth Fund | Investor Class
Prospectus:
Trading Symbol	CCGSX
Chautauqua Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CCGIX